UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                     811-1
                      (Investment Company Act File Number)


                      Federated Stock and Bond Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 8/31/07








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED STOCK AND BOND FUND, INC.
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT         VALUE IN
                                 U.S. DOLLARS

                  COMMON STOCKS-53.4%
                  CONSUMER DISCRETIONARY--2.4%
       74,550     McDonald's Corp.                                                                                     $   3,671,588
       95,100     TJX Cos., Inc.                                                                                           2,899,599
                      TOTAL                                                                                                6,571,187
                  CONSUMER STAPLES--8.3%
       16,900     Altria Group, Inc.                                                                                       1,173,029
       97,300     Archer-Daniels-Midland Co.                                                                               3,279,010
       39,800     Coca-Cola Co.                                                                                            2,140,444
       63,600     Kellogg Co.                                                                                              3,493,548
       23,300     PepsiCo, Inc.                                                                                            1,585,099
       79,800     Procter & Gamble Co.                                                                                     5,211,738
       56,600     Wal-Mart Stores, Inc.                                                                                    2,469,458
       79,400     Walgreen Co.                                                                                             3,578,558
                      TOTAL                                                                                               22,930,884
                  ENERGY--6.1%
       26,400     Apache Corp.                                                                                             2,042,832
       12,000     Baker Hughes, Inc.                                                                                       1,006,320
       64,900     Exxon Mobil Corp.                                                                                        5,563,877
           22   1 NRG Energy, Inc.                                                                                               838
       78,000   1 Nabors Industries Ltd.                                                                                   2,308,020
       54,900   1 Weatherford International, Inc.                                                                          3,205,062
       52,600     XTO Energy, Inc.                                                                                         2,859,336
                      TOTAL                                                                                               16,986,285
                  FINANCIALS-8.5%
       37,800     Ace, Ltd.                                                                                                2,183,328
       67,500     American International Group, Inc.                                                                       4,455,000
       43,900     Bank of America Corp.                                                                                    2,224,852
       96,800     Citigroup, Inc.                                                                                          4,537,984
       19,200     J.P. Morgan Chase & Co.                                                                                    854,784
       23,100     MetLife, Inc.                                                                                            1,479,555
       52,500     Morgan Stanley                                                                                           3,274,425
       64,200     U.S. Bancorp                                                                                             2,076,870
       21,700     Wachovia Corp.                                                                                           1,062,866
       32,400     Wells Fargo & Co.                                                                                        1,183,896
                      TOTAL                                                                                               23,333,560
                  HEALTH CARE--7.4%
       61,900     Abbott Laboratories                                                                                      3,213,229
       31,700     Cardinal Health, Inc.                                                                                    2,167,646
       25,800   1 Express Scripts, Inc., Class A                                                                           1,412,550
       29,700   1 Genentech, Inc.                                                                                          2,221,857
       69,700     Merck & Co., Inc.                                                                                        3,496,849
      127,900     Schering Plough Corp.                                                                                    3,839,558
       42,400     Shire PLC, ADR                                                                                           3,338,576
       17,100     Wyeth                                                                                                      791,730
                      TOTAL                                                                                               20,481,995
                  INDUSTRIALS--6.8%
       25,400     3M Co.                                                                                                   2,311,146
       17,200     Deere & Co.                                                                                              2,340,232
      125,100     General Electric Co.                                                                                     4,862,637
       51,700     Raytheon Co.                                                                                             3,171,278
       64,500   1 Shaw Group, Inc.                                                                                         3,228,225
       73,600     Waste Management, Inc.                                                                                   2,772,512
                      TOTAL                                                                                               18,686,030
                  INFORMATION TECHNOLOGY--8.7%
      185,100   1 Cisco Systems, Inc.                                                                                      5,908,392
      183,900   1 Corning, Inc.                                                                                            4,297,743
       91,900     EMC Corp. Mass                                                                                           1,806,754
       43,600     Hewlett-Packard Co.                                                                                      2,151,660
       94,300     Microsoft Corp.                                                                                          2,709,239
       77,800   1 Oracle Corp.                                                                                             1,577,784
       62,100     Telefonaktiebolaget LM Ericsson, ADR, Class B                                                            2,310,741
       96,800     Texas Instruments, Inc.                                                                                  3,314,432
                      TOTAL                                                                                               24,076,745
                  MATERIALS--1.8%
       38,400     Newmont Mining Corp.                                                                                     1,622,784
       20,700     Praxair, Inc.                                                                                            1,566,162
        6,200     Rio Tinto PLC, ADR                                                                                       1,703,760
                      TOTAL                                                                                                4,892,706
                  TELECOMMUNICATION SERVICES--1.8%
       76,900     AT&T, Inc.                                                                                               3,066,003
       43,600     Verizon Communications                                                                                   1,825,968
                      TOTAL                                                                                                4,891,971
                  UTILITIES--1.6%
       14,900     Entergy Corp.                                                                                            1,543,938
       48,600     FirstEnergy Corp.                                                                                        2,985,984
                      TOTAL                                                                                                4,529,922
                      TOTAL COMMON STOCKS (IDENTIFIED COST $130,944,670)                                                 147,381,285
                  ASSET-BACKED SECURITIES--1.1%
  $    63,814 2,3 125 Home Loan Owner Trust 1998-1A B1, 9.26%, 02/15/2029                                                     63,176
      800,000     Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049                                     792,158
       60,405     Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6 1A3, 3.34%, 5/25/2026                          59,473
      900,000     Credit Suisse Mortgage Capital Certificate 2006-C4 AAB, 5.439%, 9/15/2039                                  893,988
      400,000     Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6,  5.331%, 03/12/2051                   395,296
      400,000     Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6,  5.485%, 03/12/2051                   392,115
      315,000     Morgan Stanley Capital I 2006-IQ12 A4, 5.319%, 12/15/2043                                                  305,722
                      TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,953,407)                                           2,901,928
                  COLLATERALIZED MORTGAGE OBLIGATIONS--1.0%
      550,000     CS First Boston Mortgage Securities Corp. 2005-C6 A2FX, 5.207%, 12/15/2040                                 544,198
      800,000     Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049                                786,521
      571,723     Federal National Mortgage Association REMIC 2002-52 FG, 6.005%, 9/25/2032                                  573,966
      250,000     JP Morgan Chase Commercial Mortgage Securities 2007-CB19 A2, 5.478%, 2/12/2049                             251,169
        7,576 2,3 SMFC Trust Asset-Backed Certificates , 1997-A B1-4, 1/28/2027                                                5,455
      174,765     Washington Mutual 2003-AR4 A6, 3.423%, 5/25/2033                                                           172,845
      325,129     Wells Fargo Mortgage Backed Se 2003-18 Series 2003-18, Class A1, 5.5%, 12/25/2033                          313,257
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                            2,647,411
                      (IDENTIFIED COST $2,698,052)
                  CORPORATE BONDS--7.6%
                  BASIC INDUSTRY - METALS & MINING--0.2%
       80,000     Alcan, Inc., 5%, 6/01/2015                                                                                  76,849
       70,000     Alcoa, Inc., Note,  5.55%, 02/01/2017                                                                       68,332
      110,000     BHP Finance (USA), Inc.,  5%, 12/15/2010                                                                   109,800
      120,000     Newmont Mining Corp., Company Guarantee,  5.875%, 04/01/2035                                               106,955
      100,000     Thiokol Corp., Sr. Note, 6.625%, 3/01/2008                                                                 100,312
      200,000 2,3 Xstrata Finance Canada Ltd., Unsecd. Note,  5.5%, 11/16/2011                                               202,065
                      TOTAL                                                                                                  664,313
                  BASIC INDUSTRY - PAPER--0.2%
      200,000     Louisiana-Pacific Corp.,  8.875%, 08/15/2010                                                               213,138
      150,000     Pope & Talbot, Inc., 8.375%, 6/1/2013                                                                       90,000
      100,000     Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                                                                  100,382
                      TOTAL                                                                                                  403,520
                  CAPITAL GOODS - AEROSPACE & DEFENSE--0.2%
      110,000 2,3 BAE Systems Holdings, Inc.,  5.2%, 08/15/2015                                                              108,764
      300,000     Raytheon Co., Unsecd. Note,  5.375%, 04/01/2013                                                            297,280
                      TOTAL                                                                                                  406,044
                  CAPITAL GOODS - BUILDING MATERIALS--0.0%
       50,000     Masco Corp., 4.8%, 6/15/2015                                                                                45,577
                  CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.2%
      100,000     Emerson Electric Co., Note, 5%, 10/15/2008                                                                 100,337
      250,000     General Electric Co., Note, 5%, 2/01/2013                                                                  246,952
      140,000 2,3 Hutchison Whampoa Ltd.,  6.5%, 02/13/2013                                                                  144,957
       90,000 2,3 Textron Financial Corp., Jr. Sub. Note,  6%, 02/15/2067                                                     82,872
                      TOTAL                                                                                                  575,118
                  CAPITAL GOODS - ENVIRONMENTAL--0.1%
      150,000     Waste Management, Inc.,  7.375%, 08/01/2010                                                                158,495
                  CAPITAL GOODS - PACKAGING--0.0%
       40,000     Pactiv Corp., 6.4%, 1/15/2018                                                                               40,831
                  COMMUNICATIONS - MEDIA & CABLE--0.2%
       75,000     AT&T Broadband, Company Guarantee, 8.375%, 3/15/2013                                                        83,968
      100,000     Comcast Corp.,  7.05%, 03/15/2033                                                                          103,621
      100,000     Comcast Corp., Company Guarantee,  6.5%, 01/15/2017                                                        102,645
      110,000     Cox Communications, Inc., Unsecd. Note,  4.625%, 01/15/2010                                                108,314
       50,000 2,3 Time Warner Cable, Inc., Sr. Unsecd. Note,  5.850%, 05/01/2017                                              48,797
                      TOTAL                                                                                                  447,345
                  COMMUNICATIONS - MEDIA NONCABLE--0.1%
      250,000     British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009                                                256,599
                  COMMUNICATIONS - TELECOM INTERNET--0.0%
       26,000     Insight Midwest LP, Sr. Note, 9.75%, 10/01/2009                                                             26,065
                  COMMUNICATIONS - TELECOM WIRELESS--0.2%
       75,000     AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/01/2011                                                   80,869
      130,000     AT&T Wireless Services, Inc.,  8.75%, 03/01/2031                                                           162,862
       90,000     America Movil S.A.B. de C.V., Note,  5.75%, 01/15/2015                                                      89,023
      120,000     Sprint Capital Corp., Company Guarantee,  8.75%, 03/15/2032                                                138,482
       75,000     Sprint Capital Corp., Note,  8.375%, 03/15/2012                                                             82,797
       20,000     Vodafone Group PLC,  5.35%, 02/27/2012                                                                      19,858
       90,000     Vodafone Group PLC, Note,  5.625%, 02/27/2017                                                               87,569
                      TOTAL                                                                                                  661,460
                  COMMUNICATIONS - TELECOM WIRELINES--0.1%
       30,000     Embarq Corp.,  6.738%, 06/01/2013                                                                           31,251
      100,000     GTE Corp, Deb., 7.51%, 4/01/2009                                                                           103,260
       40,000     Telefonica SA, Company Guarantee,  7.045%, 06/20/2036                                                       41,903
      100,000     Telefonica SA, Sr. Note,  5.855%, 02/04/2013                                                               100,782
      100,000     Telefonos de Mexico, Note,  4.5%, 11/19/2008                                                                99,050
                      TOTAL                                                                                                  376,246
                  CONSUMER CYCLICAL - AUTOMOTIVE--0.3%
      200,000     DaimlerChrysler North America Holding Corp., Note,  4.875%, 06/15/2010                                     197,062
      350,000     DaimlerChrysler North America Holding Corp., Unsecd. Note,  4.05%, 06/04/2008                              345,636
       70,000     DaimlerChrysler North America Holding Corp.,  6.5%, 11/15/2013                                              72,476
       60,000     General Motors Acceptance, 8%, 11/01/2031                                                                   54,036
       25,000     General Motors Acceptance, Note, 5.125%, 5/09/2008                                                          24,363
      130,000 2,3 Nissan Motor Acceptance, Sr. Unsecd. Note, 5.625%, 3/14/2011                                               130,917
                      TOTAL                                                                                                  824,490
                  CONSUMER CYCLICAL - ENTERTAINMENT--0.1%
       20,000     International Speedway C, 4.2%, 4/15/2009                                                                   19,624
       80,000     International Speedway Corp.,  5.4%, 04/15/2014                                                             77,815
       75,000     Time Warner, Inc.,  5.5%, 11/15/2011                                                                        74,855
      100,000     Walt Disney Co., Note,  5.7%, 07/15/2011                                                                   101,915
                      TOTAL                                                                                                  274,209
                  CONSUMER CYCLICAL - LODGING--0.0%
       50,000     Wyndham Worldwide Corp., Sr. Unsecd. Note,  6%, 12/01/2016                                                  49,052
                  CONSUMER CYCLICAL - RETAILERS--0.2%
      218,755 2,3 CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                                              210,598
       60,000     Costco Wholesale Corp.,  5.3%, 03/15/2012                                                                   60,569
       20,000     JC Penney Corp., Inc., Sr. Unsecd. Note,  5.75%, 02/15/2018                                                 19,352
       70,000     Target Corp., Note,  5.875%, 07/15/2016                                                                     70,282
      250,000     Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/01/2008                                                    245,216
                      TOTAL                                                                                                  606,017
                  CONSUMER NON-CYCLICAL FOOD/BEVERAGE--0.2%
       90,000     Anheuser-Busch Cos., Inc., Sr. Note,  5.6%, 03/01/2017                                                      89,260
       70,000     Bottling Group LLC, Note,  5.5%, 04/01/2016                                                                 69,272
       60,000     General Mills, Inc., Note,  5.7%, 02/15/2017                                                                59,126
      125,000     Kraft Foods, Inc., Note,  5.25%, 10/01/2013                                                                121,445
       40,000     Kraft Foods, Inc., Note,  6.25%, 06/01/2012                                                                 41,327
       90,000 2,3 SABMiller PLC, Note, 6.2%, 7/01/2011                                                                        93,312
                      TOTAL                                                                                                  473,742
                  CONSUMER NON-CYCLICAL HEALTH CARE--0.1%
       60,000     Medtronic, Inc., Note, Series B,  4.375%, 09/15/2010                                                        58,981
       75,000     Quest Diagnostics, Inc., Sr. Unsecd. Note,  6.4%, 07/01/2017                                                76,224
                      TOTAL                                                                                                  135,205
                  CONSUMER NON-CYCLICAL PHARMACEUTICALS-0.3%
      100,000     Genentech, Inc., Note,  4.75%, 07/15/2015                                                                   95,541
      110,000     Lilly (Eli) & Co., Bond,  5.2%, 03/15/2017                                                                 107,629
      100,000     Pharmacia Corp., Sr. Deb.,  6.5%, 12/01/2018                                                               109,200
       80,000     Wyeth,  5.450%, 04/01/2017                                                                                  78,748
      400,000     Wyeth, Unsecd. Note,  5.5%, 02/01/2014                                                                     399,042
                      TOTAL                                                                                                  790,160
                  CONSUMER NON-CYCLICAL SUPERMARKETS--0.0%
       80,000     Fred Meyer Inc., Company Guarantee, 7.45%, 3/01/2008                                                        80,635
                  CONSUMER NON-CYCLICAL TOBACCO--0.0%
       65,000     Altria Group, Inc.,  5.625%, 11/04/2008                                                                     65,352
                  ENERGY - INDEPENDENT--0.1%
      120,000     Anadarko Petroleum Corp., Sr. Unsecd. Note,  5.95%, 09/15/2016                                             119,543
      120,000     Canadian Natural Resources Ltd.,  4.9%, 12/01/2014                                                         114,552
       25,000     Pemex Project Funding Master,  5.75%, 12/15/2015                                                            24,820
       91,200 2,3 Ras Laffan Liquified Nat, 3.437%, 9/15/2009                                                                 90,223
       25,000     XTO Energy, Inc., Sr. Unsecd. Note,  6.25%, 08/01/2017                                                      25,563
       20,000     XTO Energy, Inc.,  6.75%, 08/01/2037                                                                        20,594
                      TOTAL                                                                                                  395,295
                  ENERGY - INTEGRATED--0.3%
       60,000     Conoco, Inc., Sr. Note, 6.95%, 4/15/2029                                                                    66,196
      100,000     ConocoPhillips Australia Funding Co.,  5.500%, 04/15/2013                                                  100,414
       35,000     Petro-Canada, Deb., 7%, 11/15/2028                                                                          37,403
      500,000     Husky Oil Ltd., Company Guarantee, 8.9%, 8/15/2028                                                         518,408
       88,890 2,3 Qatar Petroleum, 5.579%, 5/30/2011                                                                          90,302
      100,000 2,3 Statoil ASA, 5.125%, 4/30/2014                                                                             100,574
                      TOTAL                                                                                                  913,297
                  ENERGY - OIL FIELD SERVICES--0.0%
       70,000     Enbridge, Inc., Sr. Note,  5.600%, 04/01/2017                                                               67,818
       50,000     Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019                                                             54,074
                      TOTAL                                                                                                  121,892
                  FINANCIAL INSTITUTION - BANKING--1.4%
      100,000     Bank of America Corp., Sub. Note, 7.4%, 1/15/2011                                                          106,627
      100,000 2,3 Barclays Bank PLC, 5.926%, 12/31/2049                                                                       94,919
      120,000     Capital One Capital IV,  6.745%, 02/17/2037                                                                100,441
       80,000     Citigroup, Inc., Note,  5.125%, 05/05/2014                                                                  77,670
      300,000     Corp Andina De Fomento, Bond,  7.375%, 01/18/2011                                                          318,636
      165,000     Credit Suisse First Boston USA, Inc., Sr. Note,  5.5%, 08/16/2011                                          166,479
      200,000     First Union Institutional, Bond, 8.04%, 12/1/2026                                                          208,519
      100,000     HSBC Finance Capital Trust IX, Note,  5.911%, 11/30/2035                                                    95,475
      160,000     HSBC Finance Corp.,  4.75%, 04/15/2010                                                                     158,340
      200,000     HSBC Finance Corp.,  5%, 06/30/2015                                                                        188,560
       60,000     HSBC USA, Inc., Sub. Note, 6.625%, 3/01/2009                                                                61,190
      100,000     Household Finance Corp., 6.4%, 6/17/2008                                                                   100,432
       75,000     Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013                                                     70,839
      250,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                                      241,746
      250,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note,  4.4%, 03/15/2010                                             245,731
      100,000     Northern Trust Corp., Sr. Note,  5.3%, 08/29/2011                                                          100,018
      200,000     PNC Funding Corp., Sr. Note,  5.125%, 12/14/2010                                                           200,859
       15,000     PNC Funding Corp., Sub. Note,  5.625%, 02/01/2017                                                           14,893
      110,000     PNC Funding Corp., Sub. Note,  7.5%, 11/01/2009                                                            115,093
       70,000     Popular North America, Inc.,  5.65%, 04/15/2009                                                             70,397
      477,778 2,3 Regional Diversified Funding, 9.25%, 3/15/2030                                                             527,915
      100,000     Sovereign Bancorp, Inc., Sr. Note,  4.8%, 09/01/2010                                                        99,744
      100,000     US BANK NA, 6.3%, 2/04/2014                                                                                104,647
      210,000     Wachovia Bank N.A., Sub. Note,  4.875%, 02/01/2015                                                         199,127
      100,000     Zions Bancorp, Sub. Note,  5.5%, 11/16/2015                                                                 97,404
                      TOTAL                                                                                                3,765,701
                  FINANCIAL INSTITUTION - BROKERAGE--0.8%
      250,000     Bear Stearns Cos., Inc., Unsecd. Note,  3.25%, 03/25/2009                                                  240,903
      250,000 2,3 FMR Corp.,  4.75%, 03/01/2013                                                                              244,905
      250,000     Goldman Sachs Group, Inc.,  6.125%, 02/15/2033                                                             236,584
      250,000     Goldman Sachs Group, Inc., 6.6%, 1/15/2012                                                                 258,248
       80,000     Goldman Sachs Group, Inc., Note, 4.125%, 1/15/2008                                                          79,518
      190,000     Invesco PLC, Note,  4.500%, 12/15/2009                                                                     186,374
       25,000     Janus Capital Group, Inc., Sr. Note,  6.25%, 06/15/2012                                                     25,364
       30,000     Janus Capital Group, Inc., Sr. Note,  6.7%, 06/15/2017                                                      30,225
      250,000     Lehman Brothers Holdings, Inc.,  7.875%, 08/15/2010                                                        262,569
       60,000     Lehman Brothers Holdings, Note, 4.8%, 3/13/2014                                                             55,151
       60,000     Lehman Brothers Holdings, Inc., Sub. Deb.,  6.5%, 07/19/2017                                                59,295
       60,000     Lehman Brothers Holdings, Inc., Sub. Deb.,  6.875%, 07/17/2037                                              56,996
      100,000     Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008                                                        101,254
       30,000     Merrill Lynch & Co., Inc., Sr. Unsecd. Note,  6.05%, 08/15/2012                                             30,505
      250,000     Morgan Stanley Group, Inc.,  5.3%, 03/01/2013                                                              245,170
       75,000     Morgan Stanley, Note, 3.875%, 1/15/2009                                                                     73,847
       30,000     Nuveen Investments, 5%, 9/15/2010                                                                           28,199
       30,000     Nuveen Investments,  5.5%, 09/15/2015                                                                       25,451
                      TOTAL                                                                                                2,240,558
                  FINANCIAL INSTITUTION- FINANCE NONCAPTIVE-0.3%
      200,000     American International Group, Inc., Sr. Note,  4.7%, 10/01/2010                                            197,588
      200,000     Berkshire Hathaway, Inc., Company Guarantee,  4.85%, 01/15/2015                                            193,344
       80,000 2,3 Capmark Financial Group, Inc., Note,  6.3%, 05/10/2017                                                      65,093
       75,000     General Electric Capital, Note, 6.125%, 2/22/2011                                                           77,213
       30,000     General Electric Capital Corp., Note, Series MTN,  6.75%, 03/15/2032                                        32,978
       30,000     Heller Financial, Inc., Note, 7.375%, 11/01/2009                                                            31,519
       80,000     International Lease Finance Corp.,  4.875%, 09/01/2010                                                      78,692
       55,000     Residential Capital Corp.,  6%, 02/22/2011                                                                  41,692
                      TOTAL                                                                                                  718,119
                  FINANCIAL INSTITUTION - INSURANCE - LIFE--0.5%
      200,000     AXA-UAP, Sub. Note,  8.6%, 12/15/2030                                                                      236,391
      300,000 2,3 Pacific LifeCorp., Bond, 6.6%, 9/15/2033                                                                   313,752
      750,000 2,3 Union Central Life Ins Co, Note, 8.2%, 11/1/2026                                                           811,542
                      TOTAL                                                                                                1,361,685
                  FINANCIAL INSTITUTION - INSURANCE - P&C -- 0.1%
       80,000     ACE INA Holdings, Inc., Sr. Note,  5.7%, 02/15/2017                                                         78,271
       80,000     CNA Financial Corp.,  6.5%, 08/15/2016                                                                      80,527
       50,000     Horace Mann Educators Corp., Sr. Note,  6.85%, 04/15/2016                                                   51,354
      200,000 2,3 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                                 192,400
       10,000     The St. Paul Travelers Co., Inc., Sr. Unsecd. Note,  5.5%, 12/01/2015                                        9,790
                      TOTAL                                                                                                  412,342
                  FINANCIAL INSTITUTION - REITS--0.2%
      160,000     Archstone-Smith Trust,  5.625%, 08/15/2014                                                                 158,814
       40,000 2,3 Equity One, Inc., Bond,  6%, 09/15/2017                                                                     39,212
       45,000     Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009                                                              46,460
      120,000     Prologis, Sr. Note, 5.5%, 4/01/2012                                                                        119,032
      250,000     Simon Property Group, Inc.,  6.35%, 08/28/2012                                                             257,125
       60,000     Simon Property Group, Inc, Note, 7.75%, 1/20/2011                                                           64,228
                      TOTAL                                                                                                  684,871
                  FOREIGN-LOCAL-GOV'T--0.0%
       50,000     Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026                                                   58,420
                  MUNICIPAL SERVICES--0.1%
      140,000 2,3 Army Hawaii Family Housing , 5.524%, 6/15/2050                                                             132,929
      100,000 2,3 Camp Pendleton & Quantico Housing LLC,  5.572%, 10/01/2050                                                  95,793
                      TOTAL                                                                                                  228,722
                  SOVEREIGN--0.0%
       30,000     Mexico, Government of, Series MTNA, 6.75%, 9/27/2034                                                        32,733
                  TECHNOLOGY--0.2%
      110,000     Cisco Systems, Inc., Note,  5.25%, 02/22/2011                                                              110,544
       20,000     Cisco Systems, Inc., Sr. Unsecd. Note,  5.500%, 02/22/2016                                                  19,994
       40,000     Dell Computer Corp., Deb.,  7.1%, 04/15/2028                                                                42,453
       60,000     Dun & Bradstreet Corp., Sr. Unsecd. Note,  5.5%, 03/15/2011                                                 60,664
       50,000     Hewlett-Packard Co., Note,  5.4%, 03/01/2017                                                                49,331
      150,000     Oracle Corp., Sr. Unsecd. Note, Series WI,  5%, 01/15/2011                                                 149,127
                      TOTAL                                                                                                  432,113
                  TRANSPORTATION - AIRLINES--0.1%
      255,000     Southwest Airlines Co., Deb.,  7.375%, 03/01/2027                                                          270,648
                  TRANSPORTATION - RAILROADS--0.2%
      100,000     Burlington Northern Santa Fe Corp.,  4.875%, 01/15/2015                                                     95,076
      200,000     Canadian Pacific RR, 6.25%, 10/15/2011                                                                     205,416
      110,000     Norfolk Southern Corp., Note,  6.75%, 02/15/2011                                                           114,358
      100,000     Union Pacific Corp.,  4.875%, 01/15/2015                                                                    94,617
       45,000     Union Pacific Corp., Bond, 6.625%, 2/01/2029                                                                45,622
                      TOTAL                                                                                                  555,089
                  UTILITY - ELECTRIC--0.4%
       50,000     Cleveland Electric Illuminating Co., Sr. Unsecd. Note,  5.95%, 12/15/2036                                   46,451
       40,000     Consolidated Edison Co., Sr. Unsecd. Note,  5.5%, 09/15/2016                                                39,601
      250,000     Consolidated Natural Gas Co.,  5%, 12/01/2014                                                              239,687
      260,000     Duke Capital Corp., Sr. Note,  6.25%, 02/15/2013                                                           265,850
      200,000     Exelon Generation Co. LLC, 6.95%, 6/15/2011                                                                208,472
      110,000 2,3 Great River Energy, 1st Mtg. Note,  5.829%, 07/01/2017                                                     112,085
      120,000     MidAmerican Energy Co.,  4.65%, 10/01/2014                                                                 114,413
       60,000     PPL Energy Supply LLC, Sr. Unsecd. Note,  6%, 12/15/2036                                                    54,521
                      TOTAL                                                                                                1,081,080
                  UTILITY - NATURAL GAS DISTRIBUTOR--0.1%
      210,000     Atmos Energy Corp.,  4%, 10/15/2009                                                                        205,008
                  UTILITY - NATURAL GAS PIPELINES--0.1%
      100,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note,  5.8%, 03/15/2035                                       87,676
       60,000     Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011                                                          61,635
                      TOTAL                                                                                                  149,311
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $21,203,681)                                                 20,987,359
                  CORPORATE NOTES--0.0%
      125,000     Telecom Italia Capital, Note,  4.875%, 10/01/2010                                                          123,001
                  (IDENTIFIED COST $124,972)
                  GOVERNMENT AGENCIES--1.5%
      415,000     Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032                                                        466,461
    1,800,000     Federal National Mortgage Association, 4.250%, 5/15/2009                                                 1,787,289
    1,700,000     Federal National Mortgage Association, 4.375%, 3/15/2013                                                 1,661,019
      100,000     Federal National Mortgage Association, 4.500%, 6/1/2010                                                     99,487
       40,000     Federal National Mortgage Association, 7.125%, 1/15/2030                                                    49,125
                      TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,078,473)                                               4,063,381
                  GOVERNMENTS/AGENCIES--0.0%
       75,000     United Mexican States,  6.625%, 03/03/2015 (IDENTIFIED COST $77,033)                                        80,111
                  MORTGAGE--BACKED SECURITIES--0.6%
       58,278     Federal Home Loan Mortgage Corp. Pool A19963, 5.500%, 3/1/2034                                              57,099
       13,372     Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028                                              13,985
       10,441     Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029                                             11,113
       26,120     Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028                                             26,770
       24,328     Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028                                             24,934
        9,141     Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029                                               9,363
       37,882     Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033                                              38,069
      110,327     Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019                                    108,256
       24,125     Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011                                     24,605
        2,769     Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014                                               2,818
       27,846     Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018                                              27,823
       31,895     Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032                                              32,610
      194,316     Federal Home Loan Mortgage Corp. Pool G08010, 5.500%, 9/1/2034                                             190,234
       50,826     Federal Home Loan Mortgage Corp. Pool M90876, 4.000%, 11/1/2008                                             50,025
       22,331     Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028                                22,890
       47,654     Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029                                48,432
      121,855     Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018                                        117,640
      116,605     Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018                                        112,572
       49,677     Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033                                        49,873
      102,936     Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024                                        101,288
      124,887     Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019                                        122,563
        4,952     Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025                                 5,616
        2,724     Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028                                          2,890
       21,363     Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029                                         22,670
        1,367     Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014                                1,414
       55,708     Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028                                         58,134
        4,771     Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028                                         4,803
        4,968     Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029                                          5,194
          523     Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029                                            555
      107,251     Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032                                       107,775
       41,955     Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033                                         42,186
       89,239     Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033                                         87,486
      120,000     Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033                                        114,504
        2,049     Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023                                      2,143
       10,873     Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027                           11,438
       23,753     Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028                                     24,478
          515     Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028                                        542
        1,719     Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028                                      1,772
       13,792     Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028                                    14,367
       18,083     Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028                                    18,638
        3,436     Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023                            3,664
       24,231     Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025                           25,789
       20,843     Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027                            21,712
                      TOTAL MORTGAGE--BACKED SECURITIES                                                                    1,770,732
                      (IDENTIFIED COST $1,802,834)
                  U.S. TREASURY--3.7%
    1,154,604     U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011                                                1,152,970
    1,795,036     U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016                                                1,816,840
    2,000,000     United States Treasury Note, 3.875%, 9/15/2010                                                           1,984,348
    1,800,000   4 United States Treasury Note, 4.250%, 8/15/2013                                                           1,795,747
    1,300,000   4 United States Treasury Note, 4.500%, 2/15/2016                                                           1,301,591
    1,900,000     United States Treasury Note, 4.625%, 7/31/2012                                                           1,930,425
      170,000     United States Treasury, 11/15/2018                                                                          99,450
      190,000     United States Treasury, 5/15/2020                                                                          102,155
                      TOTAL U.S. TREASURY (IDENTIFIED COST $10,037,263)                                                   10,183,526
                  EXCHANGE TRADED MUTUAL FUNDS - 6.2%
       32,000     iShares Dow Jones US Energy Sector Index Fund                                                            3,864,640
       44,980     IShares MSCI Emerging Mkt                                                                                6,025,071
       10,464     iShares MSCI Pacific ex-Japan Index Fund                                                                 1,529,314
       49,572     iShares S&P Europe 350 Index Fund                                                                        5,619,482
                      TOTAL EXCHANGE TRADED MUTUAL FUNDS (IDENTIFIED COST $17,018,304)                                    17,038,507
                  MUTUAL FUNDS -21.7%5
       56,347     Emerging Markets Fixed Income Core Fund                                                                  1,202,256
    1,482,444     Federated International Capital Appreciation Fund, Class A                                              19,153,183
    3,673,511     Federated Mortgage Core Portfolio                                                                       35,890,204
      549,058     High Yield Bond Portfolio                                                                                3,662,217
                      TOTAL MUTUAL FUNDS (IDENTIFIED COST $54,350,634)                                                    59,907,860
                  REPURCHASE AGREEMENT--3.5%
    9,515,000     Interest in $2,000,000,000 joint repurchase agreement 5.40%, dated 8/31/2007, under which ABN            9,515,000
                  AMRO Bank NV, New York will repurchase U.S. Government Agency securities  with various maturities to 7/1/2047 for $2,001,200,000 on 9/4/2007. The market value of the underlying securities at the end of the period was $2,046,209,761 (AT COST).
                      TOTAL INVESTMENTS - 100.3%                                                                         276,600,101
                      (IDENTIFIED COST $254,804,323)6
                      OTHER ASSETS AND LIABILITIES - NET - (0.3)%                                                          (836,582)
                      TOTAL NET ASSETS - 100%                                                                          $ 275,763,519

1    Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $4,002,557, which represented 1.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At August 31, 2007, these liquid restricted securities amounted to $4,002,557, which represented 1.5% of total net assets.

4 Pledged as collateral to unsure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5    Affiliated companies.

6 At August 31, 2007, the cost of investments for federal tax purposes was $254,815,114. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from outstanding foreign currency commitments and from futures contracts and swap contracts was $21,784,987. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,616,512 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,831,525.

    At August 31, 2007, the Fund had outstanding foreign currency commitments as follows:
    SETTLEMENT DATE                  FOREIGN CURRENCY      IN EXCHANGE FOR        CONTRACTS AT                     UNREALIZED
                                     UNITS TO                                     VALUE                            APPRECIATION/
                                     DELIVER/RECEIVE                                                               (DEPRECIATION)
    CONTRACTS PURCHASED:
    9/18/2007                       241,850,000             $2,000,000           $2,094,023                          $94,023
                                    Japanese Yen
    CONTRACTS SOLD:
    9/18/2007                       120,925,000             $1,010,360           $1,047,011                          $(36,651)
                                    Japanese Yen
    9/18/2007                       120,925,000             $1,020,042           $1,047,011                          $(26,969)
                                    Japanese Yen
      NET UNREALIZED APPPRECIATION ON FOREIGN EXCHANGE CONTRACTS                                                     $30,403

    At August 31, 2007, the Fund had the following outstanding futures contracts:
    DESCRIPTION1                          NUMBER OF           NOTIONAL VALUE     EXPIRATION DATE        UNREALIZED APPRECIATION/
                                          CONTRACTS                                                               (DEPRECIATION)
    U.S. Treasury Notes 5-Year Long       80                  $8,536,250         December 2007                         $(15,911)
    Futures
    U.S. Treasury Bond Short Futures      22                  $2,454,375         December 2007                          $(2,657)
    U.S. Treasury Notes 10-Year Short     11                  $1,199,516         December 2007                              $961
    Futures
    NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS                                                                   $(17,607)

At August 31, 2007, the Fund had the following open swap contracts:


TOTAL RETURN                   REFERENCE INDEX                 FIXED RATE EXPIRATION   NOTIONAL       UNREALIZED
SWAP                                                                      DATE         AMOUNT     (DEPRECIATION)
COUNTERPARTY
Merrill Lynch International    iSHARES MSCI EAFE Index Fund    6.319%     12/28/2007   $5,009,904      $(54,158)


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.


INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities including Exchange Traded Funds, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

   Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices other than prices of mortgage-backed securities are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

   Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


   Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

   Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.



The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 MTN   --Medium Term Note
 REITs --Real Estate Investment Trust
 REMIC --Real Estate Mortgage Investment Conduit




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED STOCK AND BOND FUND, INC.

BY              /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK
                PRINCIPAL FINANCIAL OFFICER


DATE        OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY              /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE
                PRINCIPAL EXECUTIVE OFFICER

DATE        OCTOBER 23, 2007


BY              /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK
                PRINCIPAL FINANCIAL OFFICER


DATE        OCTOBER 23, 2007